Document and Entity Information Document - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Feb. 18, 2015	Jun. 30, 2014
Entity Information [Line Items]
Entity Registrant Name	Energy Transfer Equity, L.P.
Entity Central Index Key	0001276187
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		1,077,544,046
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 22,910